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                           Commonwealth Capital Corp.
                       Brandywine One Building, Suite 200
                                2 Christy Drive
                             Chadds Ford, PA 19317


February 16, 2007


VIA EDGAR AND FEDERAL EXPRESS

Ms. Pamela Long
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C.  20549-7010

RE:      COMMONWEALTH INCOME & GROWTH FUND VI
         PRE-EFFECTIVE AMENDMENT NO. 6 TO REGISTRATION STATEMENT ON FORM S-1 FILE NO. 333-131736

Dear Ms. Long:

         On behalf of Commonwealth Income & Growth Fund VI (the "Company" and the registrant with respect to above referenced filing), we are filing today Pre-Effective Amendment Number 6 to the Registration Statement on Form S-1, File No. 333-131736, pursuant to Rules 470 and 472 of Regulation C and Regulation S-T. One clean and four marked courtesy copies of the registration statement showing the changes made since the previous amendment have been delivered by overnight courier to the attention of Brigitte Lippmann of the Commission Staff.

         The following is the Company's response to the comment included in your letter dated February 12, 2007 regarding the above-captioned filing. Following the resolution with the Staff of the comments set forth below, the Company intends to seek acceleration of effectiveness of the registration statement pursuant to Rule 461 of Regulation C. In that regard, the Company and Commonwealth Capital Securities Corp. hereby affirm that each is aware of its obligations under the Securities Act of 1933, as amended.

GENERAL
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1.       WE NOTE YOU ADDED DISCLOSURE THROUGHOUT THE PROSPECTUS THAT TWO OF THE
         GENERAL PARTNER'S PRIOR PUBLIC FUNDS HAVE GONE FULL CYCLE TO LIQUIDITY. IT APPEARS FROM YOUR DISCLOSURE ON PAGE 42 THAT INVESTORS LOST 28% OF THEIR INITIAL INVESTMENTS IN FUND I AND 16% IN FUND II. IF TRUE, PLEASE REVISE YOUR RISK FACTOR AND OTHER RELATED DISCLOSURE THROUGHOUT THE PROSPECTUS AND THE SALES MATERIALS TO REFLECT THAT INVESTORS INCURRED THESE LOSSES AND DID NOT RECEIVE A RETURN OF THEIR INITIAL CAPITAL INVESTMENTS ON EITHER FUND I OR FUND II. ALSO, PLEASE CLARIFY THE LOSSES INVESTORS INCURRED ON THEIR INITIAL INVESTMENTS ON FUND I AND FUND II ON PAGE 43.

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         It is true that investors in Fund I lost 28% of their initial investment, and that investors in Fund II lost 16% of their initial investment in those funds. We have revised the risk factor that appears on the cover page and pages 7 and 13 that discusses prior performance to more clearly disclose that investors in those prior funds have not received a return of all of their initial capital investment. The same risk factor has been similarly revised where it appears in the sales materials (i.e., in the Brochure on pages 2, 6 and 7, in the Slide Presentation on slides 18 and 21 and in the risks section of the Offering Summary), revised copies of which are enclosed herewith. Additional related disclosure regarding prior fund losses has also been added to page 8 of the Brochure. The amount of the prior fund losses has also been clarified and more explicitly stated on prospectus page 43, as requested. In addition, discussion of such losses has been added to certain relevant risk factors on pages 14 and 15 of the prospectus.

         If you have any questions regarding this filing, please call me at 610-594-9600. Thank you.

                                   Sincerely,

                                   Commonwealth Capital Corp.

                                   By:  /s/ Richard G. Devlin
                                      ------------------------------------------
                                        Richard G. Devlin
                                        Vice President and General Counsel

cc:  Brigitte Lippmann, Esq.
     Kimberly A. Springsteen
     James Pruett


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